Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payroll and other employee benefits	$ 541	$ 1,431
Professional fees	872	1,116
Research, development and project costs	8	5,616
Operating lease liabilities, current portion	989	2,550	$ 1,792
Other accrued expenses	463	451
Total accrued expenses and other current liabilities	$ 2,873	$ 11,164